Average Annual Total Returns - FidelityEnhancedIndexFunds-ComboPRO - FidelityEnhancedIndexFunds-ComboPRO - Fidelity International Enhanced Index Fund	Oct. 29, 2022
Fidelity International Enhanced Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	11.47%
Past 5 years	9.08%
Past 10 years	8.44%
Fidelity International Enhanced Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	10.94%
Past 5 years	8.65%
Past 10 years	8.04%
Fidelity International Enhanced Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.46%
Past 5 years	7.27%
Past 10 years	6.97%
MS001
Average Annual Return:
Past 1 year	11.48%
Past 5 years	9.78%
Past 10 years	8.22%